UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MANE FUND MANAGEMENT, INC.
           -----------------------------------------------------
Address:   10 EXCHANGE PLACE 26TH FLOOR
           JERSEY CITY, NJ 07302
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ STEVEN MAURER
        -------------------------
Title:  Director of Investment Strategy & Trading
        -----------------------------------------
Phone:  201-369-3039
        -------------------------

Signature, Place, and Date of Signing:

/s/  Steven Maurer                    Jersey City, NJ                 10/04/2006
------------------                    ---------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          164
                                         -----------
Form 13F Information Table Value Total:      $81,226
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM              002824100      219    4500 SH       SOLE                0   4500    0
ALCON CHF 0.20 PAR VALUE       COM              H01301102      412    3600 SH       SOLE                0   3600    0
AFFILIATED COMPUTER SERVS CL-A COM              008190100      939   18100 SH       SOLE                0  18100    0
ACXIOM CORP                    COM              005125109      492   19934 SH       SOLE                0  19934    0
AUTOMATIC DATA PROCESSING      COM              053015103      256    5400 SH       SOLE                0   5400    0
AUTODESK INC DE                COM              052769106      392   11284 SH       SOLE                0  11284    0
AFLAC INC                      COM              001055102      668   14600 SH       SOLE                0  14600    0
A.G.EDWARDS INC                COM              281760108      474    8900 SH       SOLE                0   8900    0
ALLERGAN INC                   COM              018490102      236    2100 SH       SOLE                0   2100    0
ALCAN INC                      COM              013716105      251    6300 SH       SOLE                0   6300    0
AMETEK INC NEW                 COM              031100100      240    5500 SH       SOLE                0   5500    0
AUTONATION INC                 COM              05329W102      786   37600 SH       SOLE                0  37600    0
AIR PROD CHEM INC              COM              009158106     1022   15400 SH       SOLE                0  15400    0
AIRGAS INC                     COM              009363102      311    8600 SH       SOLE                0   8600    0
ARROW ELECTRONICS INC          COM              042735100     1067   38900 SH       SOLE                0  38900    0
AMERICAN STANDARD COS INC      COM              029712106      218    5200 SH       SOLE                0   5200    0
ASML HOLDING NV NY REG SHS     COM              N07059111      403   17318 SH       SOLE                0  17318    0
AVNET INC                      COM              053807103      408   20800 SH       SOLE                0  20800    0
AVERY DENNISON CORP            COM              053611109      385    6400 SH       SOLE                0   6400    0
BARD C R INC                   COM              067383109      600    8000 SH       SOLE                0   8000    0
FRANKLIN RESOURCES             COM              354613101      286    2700 SH       SOLE                0   2700    0
BARNES NOBLE INC               COM              067774109      793   20900 SH       SOLE                0  20900    0
BELO CORP SER A                COM              080555105      163   10300 SH       SOLE                0  10300    0
CITIGROUP                      COM              172967101      661   13300 SH       SOLE                0  13300    0
CARDINAL HEALTH INC            COM              14149Y108      329    5000 SH       SOLE                0   5000    0
COMPASS BANCSHARES INC         COM              20449H109      445    7814 SH       SOLE                0   7814    0
CAMECO CORP                    COM              13321L108      530   14500 SH       SOLE                0  14500    0
CADENCE DESIGN SYS INC         COM              127387108      535   31537 SH       SOLE                0  31537    0
CDW CORP                       COM              12512N105      273    4430 SH       SOLE                0   4430    0
CEC ENTERTAINMENT INC          COM              125137109      318   10100 SH       SOLE                0  10100    0
CERIDIAN CORP NEW              COM              156779100     1389   62100 SH       SOLE                0  62100    0
CHURCH DWIGHT CO INC           COM              171340102      203    5200 SH       SOLE                0   5200    0
COLGATE-PALMOLIVE CO           COM              194162103      329    5300 SH       SOLE                0   5300    0
CAREMARK RX INC                COM              141705103     1048   18500 SH       SOLE                0  18500    0
CDN NATL RAILWAY FULLY PD SHS  COM              136375102     1514   36100 SH       SOLE                0  36100    0
CON-WAY INC.                   COM              205944101      444    9900 SH       SOLE                0   9900    0
CAPITAL ONE FINANCIAL CORP     COM              14040H105      409    5200 SH       SOLE                0   5200    0
COACH INC.                     COM              189754104      337    9800 SH       SOLE                0   9800    0
CONOCOPHILLIPS                 COM              20825C104      381    6400 SH       SOLE                0   6400    0
CAMPBELL SOUP CO CAPITAL       COM              134429109      986   27000 SH       SOLE                0  27000    0
CRANE CO                       COM              224399105      405    9700 SH       SOLE                0   9700    0
CENTURYTEL INC                 COM              156700106      488   12300 SH       SOLE                0  12300    0
COX RADIO INC. CL-A            COM              224051102      556   36200 SH       SOLE                0  36200    0
DIEBOLD INC                    COM              253651103      566   13000 SH       SOLE                0  13000    0
DELL INC                       COM              24702R101      295   12907 SH       SOLE                0  12907    0
DOLLAR TREE STORES INC         COM              256747106      717   23144 SH       SOLE                0  23144    0
ENCORE ACQUISITION CO.         COM              29255W100      769   31600 SH       SOLE                0  31600    0
BRINKER INTL INC               COM              109641100      237    5900 SH       SOLE                0   5900    0
ELECTRONIC DATA SYS CP NEW     COM              285661104      270   11000 SH       SOLE                0  11000    0
EDWARDS LIFESCIENCES CORP      COM              28176E108     1230   26400 SH       SOLE                0  26400    0
THE CORPORATE EXECUTIVE BRD CO COM              21988R102      360    3999 SH       SOLE                0   3999    0
FIRST DATA CORP                COM              319963104      336    8000 SH       SOLE                0   8000    0
FAIR ISAAC CORPORATION         COM              303250104      201    5500 SH       SOLE                0   5500    0
GREATER BAY BANCORP            COM              391648102      253    8968 SH       SOLE                0   8968    0
GENZYME CORP                   COM              372917104      202    3000 SH       SOLE                0   3000    0
GENWORTH FINANCIAL INC CL A    COM              37247D106     2587   73893 SH       SOLE                0  73893    0
GOODRICH CORP                  COM              382388106      438   10800 SH       SOLE                0  10800    0
GLAXOSMITHKLINE PLC ADS        COM              37733W105      213    4000 SH       SOLE                0   4000    0
GRAINGER W.W.INC               COM              384802104      402    6000 SH       SOLE                0   6000    0
HALLIBURTON CO HOLDING CO      COM              406216101      910   32000 SH       SOLE                0  32000    0
HASBRO INC                     COM              418056107      205    9000 SH       SOLE                0   9000    0
MANOR CARE INC                 COM              564055101      225    4300 SH       SOLE                0   4300    0
HOME DEPOT INC                 COM              437076102     1244   34300 SH       SOLE                0  34300    0
HARMONIC INC                   COM              413160102      103   14000 SH       SOLE                0  14000    0
HORMEL FOODS CORPORATION       COM              440452100      831   23100 SH       SOLE                0  23100    0
HARSCO CORP                    COM              415864107      458    5899 SH       SOLE                0   5899    0
HEALTHWAYS INC                 COM              422245100      608   13639 SH       SOLE                0  13639    0
INTL BUSINESS MACHINES CORP    COM              459200101      254    3100 SH       SOLE                0   3100    0
INTEGRATED DEVICE TECH INC     COM              458118106      812   50537 SH       SOLE                0  50537    0
IDEX CORPORATION               COM              45167R104      538   12500 SH       SOLE                0  12500    0
INFORMATICA CORP               COM              45666Q102      308   22654 SH       SOLE                0  22654    0
INTERNATIONAL PAPER CO         COM              460146103      256    7400 SH       SOLE                0   7400    0
HUNT J B TRANSPORT SVCS INC    COM              445658107      680   32752 SH       SOLE                0  32752    0
PENNEY J.C. CO INC HOLDING CO  COM              708160106      506    7400 SH       SOLE                0   7400    0
KEYCORP NEW                    COM              493267108      442   11800 SH       SOLE                0  11800    0
KENNAMETAL INC                 COM              489170100      550    9700 SH       SOLE                0   9700    0
KNIGHT TRANSPORTATION INC      COM              499064103      364   21500 SH       SOLE                0  21500    0
COCA-COLA CO                   COM              191216100      536   12000 SH       SOLE                0  12000    0
KOHLS CORP                     COM              500255104      578    8900 SH       SOLE                0   8900    0
QUICKSILVER RESOURCES INC      COM              74837R104     1506   47200 SH       SOLE                0  47200    0
LILLY ELI CO                   COM              532457108      217    3800 SH       SOLE                0   3800    0
LOWES COMPANIES INC            COM              548661107      620   22100 SH       SOLE                0  22100    0
LOUISIANA PACIFIC CORP         COM              546347105      396   21100 SH       SOLE                0  21100    0
LANDSTAR SYSTEM INC            COM              515098101      542   12700 SH       SOLE                0  12700    0
LIMITED BRANDS INC.            COM              532716107      940   35500 SH       SOLE                0  35500    0
SOUTHWEST AIRLINES CO          COM              844741108      178   10700 SH       SOLE                0  10700    0
LEXMARK INTL INC CL-A          COM              529771107      208    3600 SH       SOLE                0   3600    0
MBIA INC                       COM              55262C100      909   14800 SH       SOLE                0  14800    0
MICROCHIP TECHNOLOGY INC       COM              595017104      201    6200 SH       SOLE                0   6200    0
MICREL INC                     COM              594793101      206   21512 SH       SOLE                0  21512    0
MERCURY GENERAL CORPORATION    COM              589400100      238    4800 SH       SOLE                0   4800    0
MERRILL LYNCH CO INC           COM              590188108      446    5700 SH       SOLE                0   5700    0
MCCORMICK CO INC NON-VTG COM   COM              579780206     1724   45400 SH       SOLE                0  45400    0
MICROSOFT CORP                 COM              594918104      301   11000 SH       SOLE                0  11000    0
M AND T BANK CORP              COM              55261F104      780    6500 SH       SOLE                0   6500    0
MURPHY OIL CORPORATION         COM              626717102      276    5800 SH       SOLE                0   5800    0
MAXIM INTEGRATED PRODUCTS INC  COM              57772K101      274    9755 SH       SOLE                0   9755    0
MYLAN LABORATORIES INC         COM              628530107      703   34900 SH       SOLE                0  34900    0
NABORS INDS LTD NEW BERMUDA    COM              G6359F103     1006   33800 SH       SOLE                0  33800    0
NORDSON CORP                   COM              655663102      346    8668 SH       SOLE                0   8668    0
NOBLE CORP NEW                 COM              G65422100      218    3400 SH       SOLE                0   3400    0
NATIONWIDE FINL SERVICES CL-A  COM              638612101      250    5200 SH       SOLE                0   5200    0
NEKTAR THERAPEUTICS            COM              640268108      559   38810 SH       SOLE                0  38810    0
NATIONAL OILWELL VARCO INC.    COM              637071101      322    5500 SH       SOLE                0   5500    0
NOVELL INC                     COM              670006105      446   72855 SH       SOLE                0  72855    0
NORTEL NETWORKS CRP HLDG CO    COM              656568102       24   10600 SH       SOLE                0  10600    0
OHIO CASUALTY CORP             COM              677240103      932   36019 SH       SOLE                0  36019    0
OMNICARE INC                   COM              681904108      392    9100 SH       SOLE                0   9100    0
OMNICOM GROUP INC              COM              681919106      300    3200 SH       SOLE                0   3200    0
PITNEY-BOWES INC               COM              724479100      373    8400 SH       SOLE                0   8400    0
PEDIATRIX MEDICAL GROUP INC.   COM              705324101      561   12300 SH       SOLE                0  12300    0
PETSMART INC                   COM              716768106      247    8913 SH       SOLE                0   8913    0
PRINCIPAL FINANCIAL GROUP      COM              74251V102      619   11400 SH       SOLE                0  11400    0
PARKER-HANNIFIN CORP           COM              701094104      420    5400 SH       SOLE                0   5400    0
PERKINELMER INC                COM              714046109      206   10900 SH       SOLE                0  10900    0
POLYCOM INC                    COM              73172K104      650   26515 SH       SOLE                0  26515    0
PMI GROUP INC THE              COM              69344M101      302    6900 SH       SOLE                0   6900    0
PENTAIR INC                    COM              709631105      325   12400 SH       SOLE                0  12400    0
PHARMACEUTICAL PRODUCT DEV INC COM              717124101      350    9800 SH       SOLE                0   9800    0
PACIFIC SUNWEAR OF CAL. INC    COM              694873100      160   10600 SH       SOLE                0  10600    0
PATTERSON-UTI ENERGY INC       COM              703481101      737   31032 SH       SOLE                0  31032    0
RADIAN GROUP INC               COM              750236101      294    4900 SH       SOLE                0   4900    0
RADIO ONE INC CL D NON VTG     COM              75040P405       98   15600 SH       SOLE                0  15600    0
ROPER INDUSTRIES INC.          COM              776696106      796   17800 SH       SOLE                0  17800    0
ROSS STORES INC                COM              778296103      714   28109 SH       SOLE                0  28109    0
RAYTHEON CO. NEW               COM              755111507      485   10100 SH       SOLE                0  10100    0
RIO TINTO PLC ADS 4 ORD SHS    COM              767204100      228    1200 SH       SOLE                0   1200    0
RAYONIER INC REIT              COM              754907103      352    9300 SH       SOLE                0   9300    0
SPRINT NEXTEL CORPORATION      COM              852061100      199   11600 SH       SOLE                0  11600    0
SEALED AIR CORP NEW            COM              81211K100      704   13000 SH       SOLE                0  13000    0
SOLECTRON CORP                 COM              834182107      101   30900 SH       SOLE                0  30900    0
SYNOPSYS INC                   COM              871607107      755   38288 SH       SOLE                0  38288    0
SANOFI-AVENTIS ADR             COM              80105N105      471   10600 SH       SOLE                0  10600    0
SUPERIOR ENERGY SVCS INC       COM              868157108      252    9600 SH       SOLE                0   9600    0
SCRIPPS CO E.W. CL-A NEW       COM              811054204      479   10000 SH       SOLE                0  10000    0
ST PAUL TRAVELERS COS INC THE  COM              792860108      535   11400 SH       SOLE                0  11400    0
SUNTRUST BANKS INC             COM              867914103      232    3000 SH       SOLE                0   3000    0
STMICROELECTRONICS N.V.        COM              861012102      837   48500 SH       SOLE                0  48500    0
STATOIL ASA ADS 1 ORD          COM              85771P102      791   33200 SH       SOLE                0  33200    0
QUESTAR CORP                   COM              748356102      229    2800 SH       SOLE                0   2800    0
SERVICEMASTER CO THE           COM              81760N109      121   10800 SH       SOLE                0  10800    0
SENSIENT TECHNOLOGIES CORP     COM              81725T100      275   14054 SH       SOLE                0  14054    0
TELEPHONE DATA SYS INC         COM              879433100      421   10000 SH       SOLE                0  10000    0
TERADYNE INC                   COM              880770102      201   15300 SH       SOLE                0  15300    0
TEVA PHARMACEUTCL INDS ADR     COM              881624209      209    6136 SH       SOLE                0   6136    0
TJX COMPANIES INC              COM              872540109      249    8900 SH       SOLE                0   8900    0
TRIMBLE NAVIGATION LTD         COM              896239100      609   12943 SH       SOLE                0  12943    0
TEXAS INSTRUMENTS              COM              882508104      741   22300 SH       SOLE                0  22300    0
UBS AG ORD SHS NEW             COM              H8920M855      386    6500 SH       SOLE                0   6500    0
UNITEDHEALTH GROUP INC         COM              91324P102      236    4800 SH       SOLE                0   4800    0
UNITRIN INC                    COM              913275103      393    8900 SH       SOLE                0   8900    0
VISTEON CORPORATION            COM              92839U107       90   11100 SH       SOLE                0  11100    0
VEECO INSTRUMENTS INC DEL      COM              922417100      745   36969 SH       SOLE                0  36969    0
VISHAY INTERTECHNOLOGY INC     COM              928298108      848   60400 SH       SOLE                0  60400    0
WENDYS INTERNATIONAL           COM              950590109      683   10200 SH       SOLE                0  10200    0
WARNACO GROUP INC CL A NEW TH  COM              934390402      320   16551 SH       SOLE                0  16551    0
WHITE MOUNTAINS INSRN GRP LTD  COM              G9618E107      398     800 SH       SOLE                0    800    0
WRIGLEY WILLIAM JR             COM              982526105      253    5500 SH       SOLE                0   5500    0
XILINX INC                     COM              983919101      796   36254 SH       SOLE                0  36254    0
XEROX CORPORATION              COM              984121103      330   21200 SH       SOLE                0  21200    0
XTO ENERGY INC.                COM              98385X106      341    8100 SH       SOLE                0   8100    0
ZALE CORPORATION               COM              988858106      458   16500 SH       SOLE                0  16500    0
ZIMMER HOLDINGS INC.           COM              98956P102      560    8300 SH       SOLE                0   8300    0
QUICKSILVER INC.               COM              74838C106      516   42500 SH       SOLE                0  42500    0